Dreyfus/Standish Fixed Income Fund (Prospectus Summary) | Dreyfus/Standish Fixed Income Fund
Fund Summary
Investment Objective
The fund seeks primarily a high level of current income, consistent with conserving principal and liquidity and secondarily capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dreyfus/Standish Fixed Income Fund Class I
Management fees	0.40%
Other expenses	0.16%
Total annual fund operating expenses	0.56%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus/Standish Fixed Income Fund Class I	57	179	313	701

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
400.34% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities issued by U.S. and foreign governments and companies. The fund may invest up to 20% of its net assets in non-U.S. dollar-denominated securities of foreign issuers, including those located in emerging markets, but no more than 10% of the fund's net assets may be invested in foreign currency denominated securities that have not been hedged back to the U.S. dollar.

The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation. The fund, however, may invest up to 15% of its assets in securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds), but not rated lower than
B, or the unrated equivalent as determined by The Dreyfus Corporation. The targeted average credit quality of the fund's portfolio generally will range from A to AA/Aa. The dollar-weighted average effective maturity of the fund's portfolio generally will be between 5 and 13 years, but the fund may invest in individual securities of any maturity. There are no restrictions on the average effective duration of the fund's portfolio or on the durations of the individual fixed-income securities the fund may purchase.

The portfolio managers focus on identifying undervalued sectors and securities and de-emphasize the use of interest rate forecasting. The portfolio managers look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. These characteristics may also allow for substantial capital appreciation over time. Many of these securities have higher yields and offer more current income than U.S. government bonds but at heightened levels of risk.

The fund may, but is not required to, use derivatives, such as futures, options, forward contracts and swaps, as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risks or as part of a hedging strategy.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

o Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class I shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class I

Best Quarter Q2, 2009: 8.33% Worst Quarter Q3, 2008: -2.88%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus/Standish Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Class I returns before taxes	7.10%	6.34%	5.88%
Class I After Taxes on Distributions	Class I returns after taxes on distributions	5.98%	4.76%	4.24%
Class I After Taxes on Distributions and Sales	Class I returns after taxes on distributions and sale of fund shares	4.60%	4.48%	4.07%
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index reflects no deduction for fees, expenses or taxes	7.84%	6.50%	5.78%